Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating segments
Schedule of net revenues by geographic region

The table below summarizes net revenues by geographic region:

.	December 31, 2021	December 31, 2020	December 31, 2019
NAE (North America and Europe)	699,878	471,763	309,365
North America	684,558	451,999	284,321
Europe	15,320	19,764	25,044
LATAM (Latin America)	694,334	435,987	332,692
APJ (Asia, Pacific and Japan)	50,168	48,769	35,106
Total (Note 23)	1,444,380	956,519	677,133

Schedule of net revenue contributed by the top client, and top ten clients

The following table sets forth net revenue contributed by the top client, and top ten clients for the periods indicated:

.	December 31, 2021	December 31, 2020	December 31, 2019
Top client	283,311	190,599	97,248
Top 10 clients	913,890	644,722	417,547

Schedule of non-current assets, except deferred taxes, based on assets geographic location

The table below summarizes non-current assets, except deferred taxes, based on assets geographic location:

.	December 31, 2021	December 31, 2020	December 31, 2019
Brazil	837,362	97,887	93,016
Abroad:
United States of America	38,417	36,010	32,612
Japan	176	398	1,055
China	2,239	776	545
Canada	284	196	-
Portugal	387	-	-
Other countries	82	111	2
Total	878,947	135,378	127,230